Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 28, 2026	Mar. 29, 2025	Mar. 30, 2024	Apr. 01, 2023	Apr. 02, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
As required by SEC rules, we are providing the following disclosure regarding executive “compensation actually paid” and certain Company performance measures for the fiscal years listed below. As indicated below, calculation of the “compensation actually paid” differs significantly from the calculation of total compensation as presented in the Summary Compensation Table. Please refer to the Compensation Discussion and Analysis and related tables and narrative disclosures for more information regarding the
Company’s executive compensation philosophy and
programs
and the Compensation Committee’s decision-making process related to executive compensation matters.
Pay vs Performance Table

Year	Summary Compensation Table Total for PEO 1	Compensation Actually Paid to PEO 1,2	Average Summary Compensation Table Total for Non-PEO NEOs 1	Average Compensation Actually Paid to Non-PEO NEOs 1,2	Value of Initial Fixed $100 Investment Based On:		Net Income ($ millions) 5	Non-GAAP Operating Income (CSM) ($ millions) 6
					TSR 3	Peer Group TSR 4

2026	$13,551,627	$18,491,062	$3,654,958	$4,804,212	$40.10	$470.02	$339.0	$797.0

2025	$13,106,962	$5,599,243	$3,419,297	$1,672,197	$37.07	$280.97	$55.6	$637.9

2024	$12,816,409	$16,793,614	$3,357,342	$4,150,475	$59.53	$262.39	$(70.3)	$713.5

2023	$11,693,756	$8,982,429	$2,399,493	$1,075,592	$52.65	$123.69	$103.2	$753.7

2022	$10,072,684	$4,215,605	$3,484,705	$2,286,139	$62.99	$127.50	$1,033.3	$1,551.7

(1)
The principal executive officer (“PEO”) in each covered year is Mr. Bruggeworth. The non-PEO
NEOs for whom the average compensation is presented in this table are, for fiscal 2026, 2025 and 2024, Messrs. Brown, Chesley, Creviston and Fego; for fiscal 2023, Messrs. Brown, Chesley, Creviston, Fego, and Mark Murphy; and for fiscal 2022, Messrs. Chesley, Creviston, Fego and Murphy.

(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to our PEO and our non-PEO
NEOs in the respective fiscal year indicated, and reflect adjustments from total compensation reported in the Summary Compensation Table as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with the requirements of Item 402(v) of
Regulation
S-K,
the adjustments made to total compensation reported in the Summary Compensation Table include the following:

	2026
Adjustments to Reported Summary Compensation Table Total for PEO and Non-PEO Named Executive Officers	PEO	Non-PEO Named Executive Officers (Average)
Summary Compensation Table Total	$13,551,627	$3,654,958
Subtract the amounts reported for fiscal 2025 under the Stock Awards and Option Awards columns in the Summary Compensation Table	$(10,799,961)	$(2,525,012)
Add year-end fair value of equity awards granted during fiscal 2025 that are unvested as of fiscal year end	$10,453,699	$2,444,037
Add (subtract) year-over-year change in fair value of equity awards granted prior to fiscal 2025 that are unvested as of year-end	$2,689,730	$603,651
Add (subtract) year-over-year change in fair value of equity awards granted prior to fiscal 2025 that vested during fiscal 2025 (from prior year-end to vesting date)	$2,595,967	$626,578
Add, for incremental cost associated with modification of outstanding vested stock options in fiscal 2025	$–	$–
Total Adjustments	$4,939,435	$1,149,254
Compensation Actually Paid	$18,491,062	$4,804,212

(3)
Total Shareholder Return, or “TSR”, is calculated by dividing the difference between the Company’s share price at the end of the measurement period by the Company’s share price at the
beginning of the measurement period, assuming that $100 was invested beginning April 3, 2021.

(4)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated, assuming that $100 was invested beginning April 3, 2021. The peer group used for this purpose is the S&P 500 Semiconductors Index.

(5)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited consolidated and combined financial statements for the applicable year.

(6)	Please see Annex A for a reconciliation of the Company-Selected Measure (“CSM”), non-GAAP operating income.
For equity values included in the above tables, the valuation assumptions
used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Company Selected Measure Name	non-GAAP operating income
Named Executive Officers, Footnote
(1)
The principal executive officer (“PEO”) in each covered year is Mr. Bruggeworth. The non-PEO
NEOs for whom the average compensation is presented in this table are, for fiscal 2026, 2025 and 2024, Messrs. Brown, Chesley, Creviston and Fego; for fiscal 2023, Messrs. Brown, Chesley, Creviston, Fego, and Mark Murphy; and for fiscal 2022, Messrs. Chesley, Creviston, Fego and Murphy.

Peer Group Issuers, Footnote
(4)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated, assuming that $100 was invested beginning April 3, 2021. The peer group used for this purpose is the S&P 500 Semiconductors Index.

PEO Total Compensation Amount	$ 13,551,627	$ 13,106,962	$ 12,816,409	$ 11,693,756	$ 10,072,684
PEO Actually Paid Compensation Amount	$ 18,491,062	5,599,243	16,793,614	8,982,429	4,215,605
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to our PEO and our non-PEO
NEOs in the respective fiscal year indicated, and reflect adjustments from total compensation reported in the Summary Compensation Table as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with the requirements of Item 402(v) of
Regulation
S-K,
the adjustments made to total compensation reported in the Summary Compensation Table include the following:

	2026
Adjustments to Reported Summary Compensation Table Total for PEO and Non-PEO Named Executive Officers	PEO	Non-PEO Named Executive Officers (Average)
Summary Compensation Table Total	$13,551,627	$3,654,958
Subtract the amounts reported for fiscal 2025 under the Stock Awards and Option Awards columns in the Summary Compensation Table	$(10,799,961)	$(2,525,012)
Add year-end fair value of equity awards granted during fiscal 2025 that are unvested as of fiscal year end	$10,453,699	$2,444,037
Add (subtract) year-over-year change in fair value of equity awards granted prior to fiscal 2025 that are unvested as of year-end	$2,689,730	$603,651
Add (subtract) year-over-year change in fair value of equity awards granted prior to fiscal 2025 that vested during fiscal 2025 (from prior year-end to vesting date)	$2,595,967	$626,578
Add, for incremental cost associated with modification of outstanding vested stock options in fiscal 2025	$–	$–
Total Adjustments	$4,939,435	$1,149,254
Compensation Actually Paid	$18,491,062	$4,804,212

Non-PEO NEO Average Total Compensation Amount	$ 3,654,958	3,419,297	3,357,342	2,399,493	3,484,705
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,804,212	1,672,197	4,150,475	1,075,592	2,286,139
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to our PEO and our non-PEO
NEOs in the respective fiscal year indicated, and reflect adjustments from total compensation reported in the Summary Compensation Table as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with the requirements of Item 402(v) of
Regulation
S-K,
the adjustments made to total compensation reported in the Summary Compensation Table include the following:

	2026
Adjustments to Reported Summary Compensation Table Total for PEO and Non-PEO Named Executive Officers	PEO	Non-PEO Named Executive Officers (Average)
Summary Compensation Table Total	$13,551,627	$3,654,958
Subtract the amounts reported for fiscal 2025 under the Stock Awards and Option Awards columns in the Summary Compensation Table	$(10,799,961)	$(2,525,012)
Add year-end fair value of equity awards granted during fiscal 2025 that are unvested as of fiscal year end	$10,453,699	$2,444,037
Add (subtract) year-over-year change in fair value of equity awards granted prior to fiscal 2025 that are unvested as of year-end	$2,689,730	$603,651
Add (subtract) year-over-year change in fair value of equity awards granted prior to fiscal 2025 that vested during fiscal 2025 (from prior year-end to vesting date)	$2,595,967	$626,578
Add, for incremental cost associated with modification of outstanding vested stock options in fiscal 2025	$–	$–
Total Adjustments	$4,939,435	$1,149,254
Compensation Actually Paid	$18,491,062	$4,804,212

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
In accordance with SEC rules, the three “most important” financial performance measures identified by the Company to link “compensation actually paid” to the Company’s NEOs for the most recently completed fiscal
year, to the Company’s performance are:

●	Revenue

●	Non-GAAP Operating Income

●	Non-GAAP Gross Margin

Total Shareholder Return Amount	$ 40.1	37.07	59.53	52.65	62.99
Peer Group Total Shareholder Return Amount	470.02	280.97	262.39	123.69	127.5
Net Income (Loss)	$ 339,000,000	$ 55,600,000	$ (70,300,000)	$ 103,200,000	$ 1,033,300,000
Company Selected Measure Amount	797,000,000	637,900,000	713,500,000	753,700,000	1,551,700,000
PEO Name	Mr. Bruggeworth
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income
Non-GAAP Measure Description
(6)	Please see Annex A for a reconciliation of the Company-Selected Measure (“CSM”), non-GAAP operating income.

Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Gross Margin
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,939,435
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,799,961)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,453,699
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,689,730
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,595,967
PEO | Incremental Cost Associated With Modification Of Outstanding Vested Stock Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,149,254
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,525,012)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,444,037
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	603,651
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	626,578
Non-PEO NEO | Incremental Cost Associated With Modification Of Outstanding Vested Stock Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0